Consolidated statements of changes in equity - USD ($) $ in Millions	Total	Equity attributable to owners of parent [member]	Share capital	Treasury shares	Retained earnings	Total value adjustments	Non-controlling interests [member]
Equity	$ 67,822	$ 67,655	$ 901	$ (48)	$ 70,989	$ (4,187)	$ 167
Equity at beginning of period at Dec. 31, 2021	67,822	67,655	901	(48)	70,989	(4,187)	167
Net income	3,914	3,916			3,916		(2)
Other comprehensive income	853	857				857	(4)
Total comprehensive income	4,767	4,773			3,916	857	(6)
Dividends	(7,506)	(7,506)			(7,506)
Purchase of treasury shares	(5,490)	(5,490)		(33)	(5,457)
Reduction of share capital			(11)	15	(4)
Exercise of options and employee transactions, equity impact	91	91		1	90
Equity-based compensation	437	437		5	432
Shares delivered to divested business employees, equity impact	5	5		0	5
Taxes on treasury shares	11	11			11
(Increase)/decrease of treasury share repurchase obligation under a share buyback trading plan	2,809	2,809			2,809
Fair value adjustments on equity securities sold, reclassified to retained earnings					7	(7)
Changes in non-controlling interests	(80)						(80)
Other movements	140	140			140
Total of other equity movements	(9,583)	(9,503)	(11)	(12)	(9,473)	(7)	(80)
Equity at end of period at Jun. 30, 2022	63,006	62,925	890	(60)	65,432	(3,337)	81
Equity	61,704	61,540	901	(60)	63,451	(2,752)	164
Equity at beginning of period at Mar. 31, 2022	61,704	61,540	901	(60)	63,451	(2,752)	164
Net income	1,695	1,694			1,694		1
Other comprehensive income	(589)	(585)				(585)	(4)
Total comprehensive income	1,106	1,109			1,694	(585)	(3)
Purchase of treasury shares	(2,683)	(2,683)		(16)	(2,667)
Reduction of share capital			(11)	15	(4)
Exercise of options and employee transactions, equity impact	(2)	(2)			(2)
Equity-based compensation	204	204		1	203
Taxes on treasury shares	1	1			1
(Increase)/decrease of treasury share repurchase obligation under a share buyback trading plan	2,639	2,639			2,639
Changes in non-controlling interests	(80)						(80)
Other movements	117	117			117
Total of other equity movements	196	276	(11)		287		(80)
Equity at end of period at Jun. 30, 2022	63,006	62,925	890	(60)	65,432	(3,337)	81
Equity	63,006	62,925	890	(60)	65,432	(3,337)	81
Equity	59,423	59,342	890	(92)	63,540	(4,996)	81
Equity at beginning of period at Dec. 31, 2022	59,423	59,342	890	(92)	63,540	(4,996)	81
Net income	4,611	4,609			4,609		2
Other comprehensive income	388	387				387	1
Total comprehensive income	4,999	4,996			4,609	387	3
Dividends	(7,255)	(7,255)			(7,255)
Purchase of treasury shares	(5,888)	(5,888)		(35)	(5,853)
Reduction of share capital			(48)	68	(20)
Exercise of options and employee transactions, equity impact	153	153		2	151
Equity-based compensation	433	433		5	428
Taxes on treasury shares	8	8			8
Fair value adjustments on equity securities sold, reclassified to retained earnings					16	(16)
Other movements	58	58			58
Total of other equity movements	(12,491)	(12,491)	(48)	40	(12,467)	(16)
Equity at end of period at Jun. 30, 2023	51,931	51,847	842	(52)	55,682	(4,625)	84
Equity	52,142	52,059	842	(36)	56,089	(4,836)	83
Equity at beginning of period at Mar. 31, 2023	52,142	52,059	842	(36)	56,089	(4,836)	83
Net income	2,317	2,316			2,316		1
Other comprehensive income	219	219				219	0
Total comprehensive income	2,536	2,535			2,316	219	1
Purchase of treasury shares	(3,011)	(3,011)		(17)	(2,994)
Equity-based compensation	242	242		1	241
Fair value adjustments on equity securities sold, reclassified to retained earnings					8	(8)
Other movements	22	22			22
Total of other equity movements	(2,747)	(2,747)		(16)	(2,723)	(8)
Equity at end of period at Jun. 30, 2023	51,931	51,847	842	(52)	55,682	(4,625)	84
Equity	$ 51,931	$ 51,847	$ 842	$ (52)	$ 55,682	$ (4,625)	$ 84